Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2018
Non-Controlling Interests [Abstract]
Schedule of non-controlling interests
	CLPS RC	CLPS Beijing	CLPS Shenzhen	CLPS Hong Kong	Judge China	JQ	Total
Balance as of July 1, 2015	$1,857	$(342)	$-	$-	$-	$-	$1,515
Net loss	-	(41,141)	-	-	-	-	(41,141)
Capital contribution from non-controlling shareholders (i)	-	46,919	-	-	-	-	46,919
Repurchase of non-controlling interest (ii)	(1,788)	-	-	-	-	-	(1,788)
Foreign currency translation adjustments	(69)	(1,402)	-	-	-	-	(1,471)
Balance as of June 30, 2016	-	4,034	-	-	-	-	4,034
Net (loss) income	-	37,267	(973)	(20,157)	157,775	-	173,912
Capital contribution from non-controlling shareholders (iii) (iv)	-	-	-	6,438	290,994	-	297,432
Foreign currency translation adjustments	-	982	(5)	71	684	-	1,732
Balance as of June 30, 2017	-	42,283	(978)	(13,648)	449,453	-	477,110
Net income (loss)	-	49,064	(1,579)	31,705	54,651	146,594	280,435
Capital contribution from non-controlling shareholders (v)	-	-	-	-	-	70	70
Purchase of subsidiaries’ shares from non-controlling interests (vi)	-	(91,533)	-	-	-	-	(91,533)
Foreign currency translation adjustments	-	186	5	(16)	10,068	(43)	10,200
Balance as of June 30, 2018	$-	$-	$(2,552)	$18,041	$514,172	$146,621	$676,282

(i)	For the year ended June 30, 2016, the non-controlling shareholder of CLPS Beijing contributed $46,919 to CLPS Beijing.

(ii)	For the year ended June 30, 2016, the Company paid $6,987 to acquire a non-controlling interest in CLPS RC. After the acquisition, CLPS RC became a wholly owned subsidiary of the Company. The payment in excess of carrying value of the non-controlling interest amounted to $5,199, which was charge to additional paid in capital.

(iii)	For the year ended June 30, 2017, the non-controlling shareholder of CLPS Hong Kong contributed $6,438 as capital.

(iv)	On November 9, 2016, CLPS Shanghai acquired 60% of Judge China and its 70% owned subsidiary Judge HR from Judge Asia. As a result, the fair value of non-controlling interests was $290,994.

(v)	On October 17, 2017, the Company acquired 55% of JQ and its 100% owned subsidiary – JL. For the year ended June 30, 2018, the non-controlling shareholder of JQ contributed $70 to JQ.

(vi)	On June 27, 2018, Qiner acquired 30% of CLPS Beijing and 70% of its equity was owned by CLPS Shanghai. As a result, the Company controlled 100% of CLPS Beijing as of June 30, 2018.